Accumulated other comprehensive income (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Items that will be reclassified subsequently to net earnings (net of income taxes):
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $63,579 ($72,054 as at September 30, 2018)	$ 596,358,000	$ 759,015,000
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $67,165 ($73,502 as at September 30, 2018)	(426,376,000)	(479,400,000)
Deferred costs of hedging on cross-currency swaps, net of accumulated income tax recovery of $1,113 (nil as at September 30, 2018)	(4,091,000)	0
Net unrealized gains (losses) on cash flow hedges, net of accumulated income tax expense of $13,003 (net of accumulated tax recovery of $12,286 as at September 30, 2018)	24,157,000	(26,786,000)
Net unrealized gains (losses) on financial assets at fair value through other comprehensive income, net of accumulated income tax expense of $352 (net of accumulated income tax recovery of $734 as at September 30, 2018)	1,486,000	(2,616,000)
Items that will be reclassified subsequently to net earnings, tax portion:
Net unrealized gains on translating financial statement of foreign operations, accumulated income tax expense (recovery)	63,579,000	72,054,000
Net losses on derivative financial instruments and translating long-term debt designated as hedges in net investments in foreign operations, accumulated income tax expense (recovery)	(67,165,000)	(73,502,000)
Deferred costs of hedging on cross-currency swaps, net of accumulated income tax recovery	(1,113,000)	0
Net unrealized (losses) gains on cash flow hedges, accumulated income tax expense (recovery)	13,003,000	(12,286,000)
Net unrealized (losses) gains on available-for-sale investments, accumulated income tax expense (recovery)	352,000	(734,000)
Items that will not be reclassified subsequently to net earnings (net of income taxes):
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $8,698 ($13,021 as at September 30, 2018)	(14,840,000)	(48,617,000)
Items that will not be reclassified subsequently to net earnings, tax portion:
Net remeasurement losses on defined benefit plans, accumulated income tax expense (recovery)	(8,698,000)	(13,021,000)
Accumulated other comprehensive income	176,694,000	201,596,000
Net unrealized gains on cash flow hedges previously recognized in other comprehensive income, reclassified to net earnings	8,306,000	$ 145,000
Net unrealized gains on cash flow hedges previously recognized in other comprehensive income, reclassified to net earnings, income tax expense	4,311,000
Deferred costs of hedging on cross-currency swaps	$ 5,203,000